Shareholder Report, Holdings (Details)	Nov. 30, 2025
Class A | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Class A | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class A | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class A | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class A | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class A | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class A | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | EQT Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Class C | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class C | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class C | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class C | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class C | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class C | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class C | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | EQT Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Class I | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class I | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class I | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class I | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class I | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class I | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class I | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class I | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | EQT Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Class R | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class R | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class R | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class R | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class R | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class R | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class R | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class R | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class R | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | EQT Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class R | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Class Z | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class Z | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Z | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class Z | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Z | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Class Z | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class Z | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class Z | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Z | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class Z | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class Z | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Z | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Z | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Z | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | EQT Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%